UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one):  [ ] a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:       Greenhaven Associates, Inc.
            Three Manhattanville Road
            Purchase, NY  10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Chris A. Wachenheim
Title:      Executive Vice President
Phone:      914-253-9374

Signature, Place, and Date of Signing:

/s/ Chris A. Wachenheim         Purchase, NY              October 14, 2003
-----------------------         ------------              ----------------
       [Signature]              [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                Name

--------------------------          ----------------------------
[Repeat as necessary.]

                             13F as of Sept 30 2003

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           COL 1                      COL 2      COL 3       COL 4      COL 5             COL 6                   COL 7
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                                     TITLE OF                VALUE     PRINCIPAL                 SHARED   VOTING AUTHORITY SHARES
       NAME OF ISSUER                 CLASS      CUSIP        $000      AMOUNT     SOLE          OTHERS     SOLE            NONE
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
Alcan Aluminum (AL)                  COMMON    013716105     37,522      980,700                 980,700                    980,700
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Anadarko Petroleum Corp (APC)        COMMON    032511107    157,686    3,776,000  319,000      3,457,000   319,000        3,457,000
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Burlington Northern Santa Fe (BNI)   COMMON    12189T104     29,254    1,013,300               1,013,300                  1,013,300
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Beazer Homes (BZH)                   COMMON    07556Q105     47,365      561,200   47,500        513,700    47,500          513,700
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Centex Corp (CTX)                    COMMON    152312104    339,354    4,357,400  854,500      3,502,900   854,500        3,502,900
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Cavco Industries, Inc. (CVCO)        COMMON    149568107      4,149      193,615   32,775        160,840    32,775          160,840
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Chevrontexaco Corp (CVX)             COMMON    166764100        221        3,100                   3,100                      3,100
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Deere & Company (DE)                 COMMON    244199105    166,540    3,124,000               3,124,000                  3,124,000
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D R Horton Inc (DHI)                 COMMON    23331A109     66,572    2,035,850               2,035,850                  2,035,850
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Del Laboratories, Inc (DLI)          COMMON    245091103      4,502      159,375   56,400        102,975    56,400          102,975
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EnCana Corporation (ECA)             COMMON    292505104     37,964    1,043,530               1,043,530                  1,043,530
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Franklin Covey Co (FC)               COMMON    353469109        354      276,400                 276,400                    276,400
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Frontline Limited (FRO)              COMMON    G3682E127     23,042    1,375,650  303,400      1,072,250   303,400        1,072,250
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General Dynamics Corp (GD)           COMMON    369550108     58,069      743,900                 743,900                    743,900
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Genesis Energy LP (GEL)              COMMON    371927104      2,787      398,100  258,600        139,500   258,600          139,500
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KB HOME  (KBH)                       COMMON    48666K109      9,217      154,500    2,500        152,000     2,500          152,000
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Lennar Corporation (LEN)             COMMON    526057104     83,391    1,072,000   15,000      1,057,000    15,000        1,057,000
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Lennar Corp Class B (LEN.B)          COMMON    526057302      8,038      107,200    1,500        105,700     1,500          105,700
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Longview Fibre (LFB)                 COMMON    543213102      4,702      481,300                 481,300                    481,300
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LABORATORY CORP (LH)                 COMMON    50540R409     90,874    3,166,352  232,600      2,933,752   232,600        2,933,752
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Monsanto Co (MON)                    COMMON    61166W101     18,136      757,550                 757,550                    757,550
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NATUZZI S.p.A (NTZ)                  COMMON    63905A101        153       15,000                  15,000                     15,000
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Omega Protein (OME)                  COMMON    68210P107      3,155      481,700  131,700        350,000   131,700          350,000
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Pulte Homes Inc. (PHM)               COMMON    745867101    204,329    3,004,400  739,000      2,265,400   739,000        2,265,400
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Pope & Talbot (POP)                  COMMON    732827100        325       21,500                  21,500                     21,500
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Ryder Systems Inc. (R)               COMMON    783549108    130,662    4,456,400  745,000      3,711,400   745,000        3,711,400
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Ryland Group (RYL)                   COMMON    783764103      9,972      136,400                 136,400                    136,400
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Snap-On (SNA)                        COMMON    833034101     38,494    1,392,200   75,000      1,317,200    75,000        1,317,200
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Stolt Offshore SA  (SOSA)            COMMON    861567105      2,860    1,919,500  720,000      1,199,500   720,000        1,199,500
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Standard Pacific Corp (SPF)          COMMON    85375C101        208        5,500                    5500                       5500
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Teekay Shipping Corp (TK)            COMMON    Y8564W103     43,632    1,031,500  185,200        846,300   185,200          846,300
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Toll Brothers, Inc. (TOL)            COMMON    889478103     30,819    1,013,100   38,700        974,400    38,700          974,400
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UnumProvident Corp (UNM)             COMMON    91529Y106     95,500    6,465,800  775,000      5,690,800   775,000        5,690,800
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                           TOTAL                          1,749,850
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